Utility Plant (Schedule Of Net Utility Plant) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	$ 4,811,050	$ 4,569,105
Less: accumulated depreciation	(1,638,091)	(1,535,429)
Acquisition adjustments, net	1,091	1,271
Construction work in progress	44,894	37,489
Net utility plant (Note 2)	3,218,944	3,072,436
Storage [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	20,496	20,396
Transmission [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	295,103	274,646
Distribution [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	4,048,078	3,847,731
General [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	291,639	279,402
Other [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	$ 155,734	$ 146,930